Other Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other non-financial liabilities [abstract]
Summary of Other Non-financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
Creditors for sale of assets	7,250,169	6,231,330
Tax withholdings and collections payable	219,709,791	167,134,113
Payroll and Social Contributions Payable	234,052,974	185,618,336
Withholdings on Payroll Payable	13,341,569	4,994,980
Fees to Directors and Syndics	9,753,277	3,607,826
Value-Added Tax	50,194,206	35,944,859
Sundry Creditors	154,030,720	115,933,410
Taxes Payable	130,787,943	123,510,816
Obligations Arising from Contracts with Customers (*)	8,485,138	8,564,905
Retirement payment orders pending settlement	1,646,520	1,139,082
Other Non-financial Liabilities	9,574,767	4,979,610
Total	838,827,074	657,659,267
(*)Including Liabilities for Quiero! Customer Loyalty Program and Liabilities for Rewards System.

Summary of Estimated Use of Liability
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	35,990	561,455	—	597,445
Rewards System Liabilities	2,492,244	714,276	—	3,206,520